Material Related Party Transactions - Summary of Other Transactions With Related Parties (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Sales of goods to:	¥ 2,840	¥ 10,218	¥ 44,973
Service rendered to:	29,397	38,288	9,083
Purchases of goods or services from:	161,097	129,909	199,136
Payments made on behalf of customers to:	65,238	34,848	0
Yutong Affiliates [Member]
Disclosure of transactions between related parties [line items]
Sales of goods to:	0	5,708	43,697
Service rendered to:	13,816	23,390	833
Purchases of goods or services from:	71,042	18,377	168,862
Yuji Affiliates [Member]
Disclosure of transactions between related parties [line items]
Service rendered to:	528		603
Purchases of goods or services from:	90,055	111,532	30,274
Payments made on behalf of customers to:	65,238	34,848	0
Alliance Affiliates [Member]
Disclosure of transactions between related parties [line items]
Sales of goods to:	2,840	4,510	1,276
Service rendered to:	¥ 15,053	¥ 14,898	¥ 7,647